Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 14, 2025
Entity Registrant Name	TECOGEN INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36103
Entity Tax Identification Number	04-3536131
Entity Address, Address Line One	76 Treble Cove Road
Entity Address, State or Province	MA
Entity Address, City or Town	North Billerica
Entity Address, Postal Zip Code	01862
City Area Code	781
Local Phone Number	466-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001537435